Due to banks and correspondents - Loan received from foreign entities (Parenthetical) (Detail)	1 Months Ended				12 Months Ended
	Nov. 30, 2018 PEN (S/)	Nov. 30, 2018 USD ($)	Oct. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Credit Suisse First Boston [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate					$ 2.29
Proceeds from long term borrowings				$ 72,000,000
Interest rate swap fixed rate of interest					2.29
Borrowings Interest rate					$ 2.29
Development Bank Of Latin America [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings			$ 40,000,000
Annual interest rate, basis					6-month Libor rate plus 0.85 percent
Borrowings adjustment to interest rate basis					0.85%
Development Bank Of Latin America [Member] | Inteligo Bank [Member] | Interest rate swap contract [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate					$ 4.00
Interest rate swap amount					40,000,000
Interest rate swap fixed rate of interest					4.00
Borrowings Interest rate					$ 4.00
Wells Fargo Bank And Co [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings		$ 25,000,000
Annual interest rate, basis					3-month Libor rate plus 0.90 percent.
Borrowings adjustment to interest rate basis					0.90%
Wells Fargo Bank And Co [Member] | Inteligo Bank [Member] | Interest rate swap contract [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate					$ 3.93
Interest rate swap amount					25,000,000
Interest rate swap fixed rate of interest					3.93
Borrowings Interest rate					$ 3.93
Citi Bank N A [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings | S/	S/ 25,000,000
Annual interest rate, basis					3-month Libor rate plus 0.90 percent.
Borrowings adjustment to interest rate basis					0.90%
Citi Bank N A [Member] | Inteligo Bank [Member] | Interest rate swap contract [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Interest rate swap amount					$ 25,000,000
Bank J Sarfa Sarasin [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate					2.64
Proceeds from long term borrowings			28,000,000		23,000,000
Interest rate swap fixed rate of interest					2.64
Borrowings Interest rate					$ 2.64
Borrowings adjustment to interest rate basis					2.44%
Sumitomo Bank [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings			$ 50,000,000
Annual interest rate, basis						3-month Libor rate plus 0.30 percent
Borrowings Maturity						January 2019
Borrowings adjustment to interest rate basis						0.30%
Bottom of range [member] | Due To Foreign Entities [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate					$ 2.29	$ 2.51
Interest rate swap fixed rate of interest					2.29	2.51
Borrowings Interest rate					2.29	2.51
Top of range [member] | Due To Foreign Entities [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate					3.68	3.65
Interest rate swap fixed rate of interest					3.68	3.65
Borrowings Interest rate					$ 3.68	$ 3.65